CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Retained Earnings	Non-controlling Interests	Class A Common Stock
Beginning balances, total stockholders' equity at Dec. 31, 2011	$ 171,990	$ 61,841	$ (112,781)	$ 16,308	$ 206,622
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	9,162		9,673	(511)
Distribution to General Communication, Inc.	(17,701)		(17,701)
Contribution from General Communication, Inc.	5,652	5,652
Investment by non-controlling interest	16,461			16,461
Other	(34)		(34)
Ending balances, total stockholders' equity at Dec. 31, 2012	185,530	67,493	(120,843)	32,258	206,622
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	31,727		9,406	22,321
Distribution to General Communication, Inc.	(17,338)		(17,338)
Contribution from General Communication, Inc.	11,804	11,804
Investment by non-controlling interest	267,642			267,642
Distribution to non-controlling interest	(22,011)			(22,011)
Ending balances, total stockholders' equity at Dec. 31, 2013	457,354	79,297	(128,775)	300,210	206,622
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	59,244		7,557	51,687
Distribution to General Communication, Inc.	(6,850)		(6,850)
Contribution from General Communication, Inc.	9,505	9,505
Distribution to non-controlling interest	(50,000)			(50,000)
Adjustment to investment by non-controlling interest	(2,131)			(2,131)
Other	100			100
Ending balances, total stockholders' equity at Dec. 31, 2014	$ 467,222	$ 88,802	$ (128,068)	$ 299,866	$ 206,622